Note 4 - Mineral Properties and Deferred Exploration - Prospecting Operations (Details)	12 Months Ended
Aug. 31, 2018 USD ($)
Statement Line Items [Line Items]
Initial period (4 years)	$ 500
First renewal (3 years)	1,000
Second renewal (2 years)	$ 2,000